Schedule of restated financial information (Details) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets	$ 22,605,310		$ 20,745,811
Total Liabilities	15,353,675		14,124,289
Total shareholders' equity	1,209,897	$ (1,915,491)	$ 731,418	$ (1,744,791)
Revenue	2,661,966	2,706,399
Cost of sales	948,154	956,295
Gross margin	1,713,812	1,750,104
Operating expense	1,494,820	992,556
Income from operations	218,992	757,548
Other income (expense), net	(390,784)	(728,049)
Net loss before discontinued operations	(171,792)	29,499
Net loss for the period	(283,104)	(15,991)
Net loss attributable to common shareholders	$ (434,738)	(360,938)
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets		14,284,585
Total Liabilities		10,745,097
Mezzanine equity		5,171,861
Total shareholders' equity		(1,632,373)
Revenue		2,860,798
Cost of sales		983,124
Gross margin		1,877,674
Operating expense		1,164,113
Income from operations		713,561
Other income (expense), net		(729,552)
Net loss before discontinued operations		(15,991)
Loss from discontinued operations		0
Net loss for the period		(15,991)
Preferred stock dividends		(336,811)
Net loss attributable to common shareholders		$ (352,802)
Basic earnings (loss) per share for continuing operations		$ (30)
Diluted earnings (loss) per share for continuing operations		$ (30)
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets		$ (8,673)
Total Liabilities		(8,673)
Mezzanine equity		283,118
Total shareholders' equity		(283,118)
Revenue		(154,399)
Cost of sales		(26,829)
Gross margin		(127,570)
Operating expense		(171,557)
Income from operations		43,987
Other income (expense), net		1,503
Net loss before discontinued operations		45,490
Loss from discontinued operations		(45,490)
Net loss for the period		0
Preferred stock dividends		(8,136)
Net loss attributable to common shareholders		$ (8,136)
Basic earnings (loss) per share for continuing operations		$ (1)
Diluted earnings (loss) per share for continuing operations		$ (1)
Restated [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets		$ 14,275,912
Total Liabilities		10,736,424
Mezzanine equity		5,454,979
Total shareholders' equity		(1,915,491)
Revenue		2,706,399
Cost of sales		956,295
Gross margin		1,750,104
Operating expense		992,556
Income from operations		757,548
Other income (expense), net		(728,049)
Net loss before discontinued operations		29,499
Loss from discontinued operations		(45,490)
Net loss for the period		(15,991)
Preferred stock dividends		(344,947)
Net loss attributable to common shareholders		$ (360,938)
Basic earnings (loss) per share for continuing operations		$ (31)
Diluted earnings (loss) per share for continuing operations		$ (31)